Equity securities and other investments (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Equity securities and other investments and fair value disclosure
Original cost	¥ 330,192	¥ 268,182
Cumulative net gains (losses)	(49,301)	(17,553)
Carrying value	280,891	250,629
Net unrealized losses recognized during the period for equity securities still held as of the end of the period	(28,790)	(29,481)	¥ (25,587)
Investments in privately held companies recorded using measurement alternative	89,660	79,545
Cumulative upward adjustments	20,965	17,782
Cumulative impairments and downward adjustments	32,760	26,922
Upward adjustments	8,121	4,205
Impairments and downward adjustments	11,585	13,266
Debt securities, Held-to-maturity, allowance for credit loss	5,034	4,085
Shareholder of an equity method investee with principal amount	596	4,931
Fair value of collateral	3,304	3,574
Impairment losses on debt investments	872	(356)	3,225
Listed equity securities
Equity securities and other investments and fair value disclosure
Original cost	92,456	107,535
Cumulative net gains (losses)	(25,275)	216
Carrying value	67,181	107,751
Investments in privately held companies
Equity securities and other investments and fair value disclosure
Original cost	110,863	97,701
Cumulative net gains (losses)	(14,385)	(10,664)
Carrying value	96,478	87,037
Debt investments | Debt securities and loan investments
Equity securities and other investments and fair value disclosure
Original cost	20,723	22,210
Cumulative net gains (losses)	(9,641)	(7,105)
Carrying value	11,082	15,105
Debt investments | Other Treasury Investments
Equity securities and other investments and fair value disclosure
Original cost	106,150	40,736
Cumulative net gains (losses)	0	0
Carrying value	106,150	40,736
Convertible and exchangeable bonds
Equity securities and other investments and fair value disclosure
Debt investments	3,344	7,167
Aggregate fair value was (lower) higher than their aggregate unpaid principal balance	(4,607)	(2,993)
Unrealized losses recorded	¥ (1,225)	¥ (262)	¥ (3,112)